DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended		5 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014 item	Dec. 31, 2013	Aug. 30, 2012	Aug. 30, 2012 item	May 31, 2014 item	Aug. 30, 2012 item	Jul. 31, 2012 item
Discontinued operations
Number of screens in theatres				94
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax	$ 976,000	$ 166,000	$ (530,000)	$ 978,000	$ 179,000
Additional disclosures
Discontinued Operation, Additional Sale Price Received Related to Tax Purchase Price Adjustments					4,666,000
Revenues
Admissions	418,694,000	409,020,000	548,632,000	1,765,388,000	1,847,327,000
Food and beverage	200,524,000	181,764,000	229,739,000	797,735,000	786,912,000
Other theatre	33,906,000	31,974,000	33,121,000	132,267,000	115,189,000
Total revenues	653,124,000	622,758,000	811,492,000	2,695,390,000	2,749,428,000
Operating costs and expenses
Film Exhibition Costs	223,088,000	212,100,000	291,561,000	934,246,000	976,912,000
Food and beverage costs	28,508,000	25,123,000	30,545,000	111,991,000	107,325,000
Operating expense	187,258,000	179,693,000	230,434,000	733,338,000	726,641,000
Rent	117,921,000	114,944,000	143,374,000	455,239,000	451,828,000
Depreciation, Depletion and Amortization	57,777,000	54,777,000	71,633,000	216,321,000	197,537,000
Operating costs and expenses	621,071,000	605,219,000	800,023,000	2,520,318,000	2,560,414,000
Investment income	(5,143,000)	(7,857,000)	290,000	(8,145,000)	(2,084,000)
Total other expense	21,985,000	25,481,000	49,951,000	77,835,000	89,293,000
Income tax provision				210,000	830,000
Net earnings (loss)		334,000	(688,000)	313,000	1,296,000
Predecessor
Discontinued operations
Net cash payment						(5,695,000)
Fixed asset write-offs						(1,885,000)
Recognition of cumulative translation losses in AOCI						(11,069,000)
Legal and professional fees						(1,582,000)
Operating Lease Liabilities:
Deferred rent write-off						14,848,000
Unfavorable lease write-off						31,099,000
Deferred gain write-off						13,666,000
Gain on sale, net of lease termination expense						39,382,000
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax						866,000
Reclassification adjustment for foreign currency translation loss included in discontinued operations, net of tax						11,069,000
Foreign currency translation adjustment, net of tax						11,935,000
Revenues
Admissions						816,031,000
Food and beverage						342,130,000
Other theatre						47,911,000
Total revenues						1,206,072,000
Operating costs and expenses
Film Exhibition Costs						436,539,000
Food and beverage costs						47,326,000
Operating expense						297,328,000
Rent						189,086,000
Depreciation, Depletion and Amortization						80,971,000
Operating costs and expenses						1,080,947,000
Investment income						(41,000)
Total other expense						63,378,000
Income tax provision						1,200,000
Net earnings (loss)						35,153,000
Seven Canada theatres and one United Kingdom theatre | Predecessor
Discontinued operations
Payment made to the landlord to terminate the lease agreement						7,562,000
Additional disclosures
Term of operating lease agreements						20 years
Operating costs and expenses
Gain on disposition						39,382,000
All discontinued operations
Operating costs and expenses
Food and beverage costs			66,000
Operating expense			439,000
General and administrative costs			221,000
Gain on disposition			(37,000)	(523,000)	(2,126,000)
Operating costs and expenses			689,000	(523,000)	(2,126,000)
Operating income (loss)			(689,000)	523,000	2,126,000
Investment income			(1,000)
Total other expense			(1,000)
Earnings (loss) before income taxes			(688,000)	523,000	2,126,000
Income tax provision				210,000	830,000
Net earnings (loss)			(688,000)	313,000	1,296,000
All discontinued operations | Predecessor
Revenues
Admissions						16,389,000
Food and beverage						6,099,000
Other theatre						548,000
Total revenues						23,036,000
Operating costs and expenses
Film Exhibition Costs						8,706,000
Food and beverage costs						1,252,000
Operating expense						15,592,000
Rent						7,322,000
General and administrative costs						511,000
Depreciation, Depletion and Amortization						263,000
Gain on disposition						(46,951,000)
Operating costs and expenses						(13,305,000)
Operating income (loss)						36,341,000
Investment income						(12,000)
Total other expense						(12,000)
Earnings (loss) before income taxes						36,353,000
Income tax provision						1,200,000
Net earnings (loss)						35,153,000
One theatre | Predecessor | Odeon Cinemas Limited
Discontinued operations
Gross proceeds from sales subject to working capital and other purchase price adjustments						395,000	395,000		395,000
Canada
Revenues
Total revenues			3,114,000	7,160,000	7,711,000
Canada | Predecessor
Discontinued operations
Number of theatres sold							7
Revenues
Total revenues						3,893,000
Canada | One closed theatre
Discontinued operations
Number of theatres closed								1
Number of screens in theatres								13
Canada | One closed theatre | Predecessor
Discontinued operations
Number of theatres closed						1			1
Number of screens in theatres						20	20
Payment made to the landlord to terminate the lease agreement							7,562,000
Canada | 6 theatres | Predecessor
Discontinued operations
Number of screens in theatres										134
Number of theatres sold										6
Gross proceeds from sales subject to working capital and other purchase price adjustments										1,472,000
Canada | Theatres | Predecessor
Discontinued operations
Proceeds from sale of theatre						1,472,000
Cash payment for closure of Canada theatre						(7,562,000)
UK | Theatres | Predecessor
Discontinued operations
Proceeds from sale of theatre						$ 395,000
UK | One theatre | Predecessor
Discontinued operations
Number of screens in theatres									12
Number of theatres sold									1